Other information by nature (Tables)	6 Months Ended
Jun. 30, 2025
Summary Of Additional Information [Abstract]
Schedule of Breakdown of Depreciation, Amortization, and Personnel Costs
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual condensed consolidated statement of profit:

	For the six months ended June 30,
(€ thousands)	2025		2024
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(8,465)	(73,617)	(7,880)	(70,063)
Selling, general and administrative expenses	(112,326)	(186,045)	(99,419)	(185,050)
Marketing expenses	(1,530)	(6,432)	(1,249)	(6,053)
Total	(122,321)	(266,094)	(108,548)	(261,166)